Financial Risks - Additional Information (Detail) Securities in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) Issuer Violation Delinquency Securities Counterparty	Dec. 31, 2016 EUR (€) Violation Securities
Disclosure of financial risk management [line items]
For NHG backed mortgage loans, lender-incurred haircut applied on realized losses on each defaulted loan	10.00%
Number of defaults with derivativies counterparty for last three years | Counterparty	0
Number of violation of credit name limit policy at group level | Violation	0	2
Fair value of financial assets	€ 139,711,000,000	€ 159,510,000,000
Increased fed funds rate	0.25%
Fed funds rate	0.50%
Maximum value of unrealized loss disclosed separately	€ 25,000,000
Securities available-for-sale	88,170,000,000	109,860,000,000
Financial assets at fair value through profit or loss	7,119,000,000	5,142,000,000
Subordinated securities	764,000,000	767,000,000
Net impairments and (recoveries)	0	11,000,000
Recoveries on previously impaired assets	€ 16,000,000	€ 42,000,000
Number of securities issued by Cobank having unrealised loss above EUR 5 million | Securities	1	1
Amount held in general account investment readily redeemable and saleable	€ 34,393,000,000	€ 35,841,000,000
Undrawn committed borrowing facilities	3,367,000,000	3,885,000,000
Equity portfolio [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)	62,000,000	202,000,000
Gross unrealized loss	€ 13,000,000	13,000,000
Government [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Corporate financial banking sub sector [member]
Disclosure of financial risk management [line items]
Subordinated securities	€ 629,000,000	750,000,000
Unrealized loss on subordinated securities	10,000,000	93,000,000
Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	4,314,000,000	6,188,000,000
Aegon US, NL and UK [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)	6,665,000,000	7,739,000,000
Gross unrealized losses AFS debt securities	464,000,000	1,217,000,000
Gross unrealized loss	13,000,000	13,000,000
Aegon US, NL and UK [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	4,314,000,000	6,188,000,000
Gross unrealized losses ABS	15,000,000	54,000,000
Aegon Americas [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	2,429,000,000	3,377,000,000
Financial assets at fair value through profit or loss	10,000,000	13,000,000
Gross unrealized loss	12,000,000	44,000,000
Aegon Netherlands [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	1,799,000,000	2,714,000,000
Gross unrealized loss	2,000,000	10,000,000
Aegon United Kingdom [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	88,000,000	97,000,000
Aegon US, NL and UK [member]
Disclosure of financial risk management [line items]
Impairment release	€ 2,000,000	1,000,000
Belfius bank SA [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer	0
Residential mortgage- backed securities [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Residential mortgage- backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 2,985,000,000	3,494,000,000
Financial assets at fair value through profit or loss	40,000,000	89,000,000
Gross unrealized loss on available-for-sale securities	29,000,000	78,000,000
Net unrealized gains on securities	268,000,000	199,000,000
Residential mortgage- backed securities [member] | Aegon US, NL and UK [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	3,557,000,000	4,162,000,000
Gross unrealized losses RMBS	30,000,000	83,000,000
Net unrealized gains on securities	284,000,000	210,000,000
Residential mortgage- backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	556,000,000	649,000,000
Residential mortgage- backed securities [member] | Aegon United Kingdom [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	17,000,000	19,000,000
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	3,549,000,000	5,579,000,000
Net unrealized gains on securities	€ 81,000,000	87,000,000
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	€ 3,375,000,000	5,340,000,000
Financial assets at fair value through profit or loss	0	0
Net unrealized gains on securities	36,000,000	34,000,000
Gross unrealized losses CMBS	22,000,000	67,000,000
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	28,000,000	44,000,000
Commercial mortgage- backed securities (CMBSs) [member] | Aegon United Kingdom [member]
Disclosure of financial risk management [line items]
Securities available-for-sale	146,000,000	195,000,000
Net unrealized gains on securities	€ 44,000,000
Asset backed securities [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million	0
Available for sale bonds [member] | Aegon US, NL and UK [member] | Corporate financial banking sub sector [member]
Disclosure of financial risk management [line items]
Available for sale bonds issued	€ 6,793,000,000	8,527,000,000
Gross unrealized losses Corporate Financial Banking Sub Sector	39,000,000	135,000,000
Net unrealized gain	323,000,000	188,000,000
Monoline insurers [member] | Aegon Americas [member] | Asia Portfolios [Member]
Disclosure of financial risk management [line items]
Letters of credit /guarantees collateral	€ 264,000,000	€ 413,000,000
Monoline insurers [member] | Municipal Bond Insurance Association, Inc. [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	31.00%	37.00%
Monoline insurers [member] | Ambac Financial Group, Inc. [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	13.00%	14.00%
Monoline insurers [member] | Assured Guaranty Corporation [member]
Disclosure of financial risk management [line items]
Percentage of Indirect Exposure	43.00%	39.00%
Americas commercial and agricultural mortgage loan portfolio [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	€ 7,132,000,000	€ 8,789,000,000
Percentage of loan to value	55.00%	54.00%
Assumed defaults rate on delinquent loans	0.06%	0.00%
Delinquency days (defined as 60 days in arrears) | Delinquency	0
Impairment release	€ 19,000,000	€ 0
Recoveries of real estate loan	0	15,000,000
Additional impairment of financial assets net of recoveries	200,000	2,000,000
Netherlands Mortgage Loan Portfolio [member]
Disclosure of financial risk management [line items]
Fair value of financial assets	€ 30,926,000,000	€ 29,479,000,000
Percentage of loan to value	76.00%	83.00%
Assumed defaults rate on delinquent loans	0.20%	0.40%
Delinquency days (defined as 60 days in arrears) | Delinquency	0
Impairment release	€ 8,000,000	€ 5,000,000
Percentage of loan portfolio guaranteed by government	51.00%	57.00%
Percentage of average default of portfolio	0.05%
Bottom of range [member]
Disclosure of financial risk management [line items]
Percentage of total unrealized loss position representing two issuers	4.00%
Purchase program	€ 30,000,000,000
Gross unrealized loss	5,000,000	€ 5,000,000
Net impairments and (recoveries)	€ 25,000,000
Unrealized loss position period	6 months
Bottom of range [member] | Government bonds [member]
Disclosure of financial risk management [line items]
Unrealized loss positions	€ 25,000,000
Bottom of range [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss	€ 25,000,000
Bottom of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans	51.00%
Prepayment assumptions	0.00%
Percentage of loss severity assumption	24.00%
Bottom of range [member] | Belfius bank SA [member]
Disclosure of financial risk management [line items]
Gross unrealized loss	€ 25,000,000
Bottom of range [member] | Residential mortgage- backed securities [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Bottom of range [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Unrealized loss	25,000,000
Top of range [member]
Disclosure of financial risk management [line items]
Purchase program	€ 60,000,000,000
Rate of fair value of investment	Significant or prolonged decline is generally defined within Aegon as an unrealized loss position for more than six months or a fair value of less than 80% of the cost price of the investment
Top of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans	88.00%
Prepayment assumptions	29.00%
Percentage of loss severity assumption	75.00%
Weighted average [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans	77.60%	79.40%
Prepayment assumptions	5.50%	4.60%
Assumed defaults rate on current loans	58.30%	57.60%